Income Taxes (Tables)	6 Months Ended
Jun. 30, 2021
Income Taxes
Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2021	2020	2021	2020
Income before income taxes	$(10,664)	$21,686	$17,480	$15,550
Income tax (expense)	(261)	(3)	(264)	(6)
Effective tax rate	$2%	$0%	$(2)%	$0%

Summary of Taxation

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2021	2020	2021	2020
Income tax benefit (expense) - Norwegian tonnage tax	$(258)	$—	$(258)	$—
Income tax benefit (expense) - UK	(3)	(3)	(6)	(6)
Income tax benefit (expense)	$(261)	$(3)	$(264)	$(6)
Effective tax rate	2%	0%	(2)%	0%